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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenwood Investments, Inc.
                 -------------------------------
   Address:      200 Clarendon St., 25th Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-12943
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Tannenbaum
         -------------------------------
Title:   President of General Partner
         -------------------------------
Phone:   (617)-236-4240
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Steven Tannenbaum            Boston, MA        02/14/2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 21
                                        --------------------

Form 13F Information Table Value Total: 125,688
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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
        COLUMN 1              COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5            COLUMN 6  COLUMN 7       COLUMN 8
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                             Title                                             Type                            Voting Authority
                             of                   Value    SHRS OR   SH / PUT/ of       Investment Other    ---------------------
Name of Issuer               Class      CUSIP     (x$1000) PRN AMT   PRN  CALL Security Discretion Managers Sole      Shared None
---------------------------------------------------------------------------------------------------------------------------------
ASCENA RETAIL GROUP INC      COM        04351G101   13,801   747,200           SH       SOLE                  747,200
BOLT TECHNOLOGY CORP         COM        097698104    8,276   579,960           SH       SOLE                  579,960
BRT REALTY TRUST             SH BEN INT 055645303    5,984   920,600           SH       SOLE                  920,600
CACHE INC                    COM        127150308    1,369   565,727           SH       SOLE                  565,727
CASUAL MALE RETAIL GROUP INC COM        148711302    6,331 1,507,436           SH       SOLE                1,507,436
DELTA APPAREL INC            COM        247368103    5,330   381,234           SH       SOLE                  381,234
DESTINATION MATERNITY CORP   COM        25065D100    7,268   336,975           SH       SOLE                  336,975
DREW INDUSTRIES INC          COM        26168L205    6,086   188,700           SH       SOLE                  188,700
EDAC TECHNOLOGIES CORP       COM        279285100    6,410   519,411           SH       SOLE                  519,411
GORDMANS STORES INC          COM        38269P100      671    44,642           SH       SOLE                   44,642
INFUSYSTEM HOLDINGS INC      COM        45685K102    3,246 2,164,223           SH       SOLE                2,164,223
LEARNING TREE INTERNATIONAL  COM        522015106    3,250   616,741           SH       SOLE                  616,741
MATERIAL SCIENCES CORP       COM        576674105    5,933   657,045           SH       SOLE                  657,045
MAXYGEN INC                  COM        577776107    1,473   598,642           SH       SOLE                  598,642
MFC INDUSTRIAL LTD           COM        55278T105    1,710   200,000           SH       SOLE                  200,000
MITCHAM INDUSTRIES INC       COM        606501104    7,158   525,200           SH       SOLE                  525,200
OVERHILL FARMS INC           COM        690212105    5,055 1,167,325           SH       SOLE                1,167,325
QLT INC                      COM        746927102    9,708 1,235,144           SH       SOLE                1,235,144
RUBY TUESDAY INC             COM        781182100    5,012   637,659           SH       SOLE                  637,659
SKECHERS USA INC-CL A        CL A       830566105   13,010   703,224           SH       SOLE                  703,224
WET SEAL INC/THE-CLASS A     CL A       961840105    8,608 3,118,898           SH       SOLE                3,118,898

                                        Total      125,688